CONSOLIDATED BALANCE SHEETS	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ASSETS
Cash and cash equivalents	$ 144,500,022	¥ 1,005,980,251	¥ 1,069,361,250
Restricted cash (including RMB4, 861, 491 and RMB449,978,760 from Consolidated Trusts as of December 31, 2018 and 2019, respectively)	73,877,902	514,323,181	208,345,389
Accounts receivable and contract assets, net of allowance for doubtful accounts of RMB221,213,326 and RMB192,909,907 as of December 31, 2018 and 2019, respectively	110,769,377	771,154,249	1,379,293,243
Loans receivable from Xiaoying Credit Loans and Revolving Loans, net	41,591,688	289,553,016
Loan receivable from Xiaoying Housing Loans, net	41,591,688	289,553,016
Loans held for sale	41,591,688	289,553,016	632,716,508
Loans at fair value (including RMB33,417,119 and RMB2,782,332,885 from Consolidated Trusts as of December 31, 2018 and 2019, respectively)	399,657,112	2,782,332,885	33,417,119
Prepaid expenses and other current assets (including RMB296,080 and RMB37,073,985 from Consolidated Trusts as of December 31, 2018 and 2019, respectively)	176,128,276	1,226,169,830	115,192,835
Financial guarantee derivative	103,416,108	719,962,262	358,249,913
Amount due from related party			20,000,000
Deferred tax assets, net	66,856,477	465,441,419	346,647,582
Long-term investments	41,963,622	292,142,341	287,222,720
Property and equipment, net	2,892,779	20,138,951	23,214,797
Intangible assets, net	5,045,635	35,126,704	28,400,406
Other non-current assets	9,878,440	68,771,724	6,806,456
TOTAL ASSETS	1,189,438,432	8,280,632,478	4,636,969,497
LIABILITIES
Payable to investors at fair value of the Consolidated Trusts (including nil and RMB3,006,349,475 from the consolidated VIEs, without recourse to the Company as of December 31, 2018 and 2019, respectively)	(431,835,082)	(3,006,349,475)
Guarantee liabilities (including RMB19,297,718 and RMB11,106,620 from the consolidated VIEs, without recourse to the Company as of December 31, 2018 and 2019, respectively)	2,510,170	17,475,303	20,898,201
Short-term bank borrowings (including 198,000,000 and nil from the consolidated VIEs, without recourse to the Company as of December 31, 2018 and 2019, respectively)			198,000,000
Accrued payroll and welfare (including RMB23,329,971 and RMB22,677,991 from the consolidated VIEs, without recourse to the Company as of December 31, 2018 and 2019, respectively)	9,142,532	63,648,476	93,463,926
Other tax payable (including RMB95,184,938 and RMB34,725,447 from the consolidated VIEs, without recourse to the Company as of December 31, 2018 and 2019, respectively)	8,343,500	58,085,777	134,129,068
Income tax payable (including RMB93,611,597 and RMB227,047,349 from the consolidated VIEs, without recourse to the Company as of December 31, 2018 and 2019, respectively)	48,980,931	340,995,447	312,238,213
Deposit payable to channel cooperators	15,645,876	108,923,460	134,042,199
Accrued expenses and other liabilities (including RMB117,547,625 and RMB103,479,695 from the consolidated VIEs, without recourse to the Company as of December 31, 2018 and 2019, respectively)	39,420,765	274,439,480	178,701,474
Other non-current liabilities (including nil and RMB26,683,382 from the consolidated VIEs, without recourse to the Company as of December 31, 2018 and 2019, respectively)	6,076,005	42,299,924
Deferred tax liabilities(including nil and RMB198,000,000 from the consolidated VIEs, without recourse to the Company as of December 31, 2017 and 2018 respectively)	188,093	1,309,468	47,427,564
TOTAL LIABILITIES	562,142,954	3,913,526,810	1,118,900,645
Commitments and Contingencies (Note 15)
Equity:
Common shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 303,614,298 and 320,667,943 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	28,906	201,240	189,586
Additional paid-in capital	429,107,865	2,987,363,137	2,824,223,031
Retained earnings	188,341,234	1,311,194,007	640,114,859
Other comprehensive income	9,638,427	67,100,802	52,494,757
Total X Financial shareholders' equity	627,116,432	4,365,859,186	3,517,022,233
Non-controlling interests	179,046	1,246,482	1,046,619
TOTAL EQUITY	627,295,478	4,367,105,668	3,518,068,852
TOTAL LIABILITIES AND EQUITY	1,189,438,432	8,280,632,478	4,636,969,497
Xiaoying Housing Loan
ASSETS
Accounts receivable and contract assets, net of allowance for doubtful accounts of RMB221,213,326 and RMB192,909,907 as of December 31, 2018 and 2019, respectively	134,267	934,741	5,322,594
Loans receivable from Xiaoying Credit Loans and Revolving Loans, net	12,860,994	89,535,665	128,101,279
Loan receivable from Xiaoying Housing Loans, net	12,860,994	89,535,665	128,101,279
LIABILITIES
Guarantee liabilities (including RMB19,297,718 and RMB11,106,620 from the consolidated VIEs, without recourse to the Company as of December 31, 2018 and 2019, respectively)	$ 18,672	¥ 129,996	¥ 1,600,482